Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—13.3%
689,771		Alphabet, Inc., Class A	$ 109,535,635
47,318	[1]	Live Nation Entertainment, Inc.	6,267,269
164,010		Meta Platforms, Inc.	90,041,490
42,781	[1]	Netflix, Inc.	48,416,113
169,590	[1]	ROBLOX Corp.	11,371,010
98,242	[1]	Spotify Technology SA	60,318,623
228,382	[1]	ZoomInfo Technologies, Inc.	1,954,950
		TOTAL	327,905,090
		Consumer Discretionary—13.2%
21,238	[1]	Airbnb, Inc.	2,589,337
593,481	[1]	Amazon.com, Inc.	109,449,766
1,148		Booking Holdings, Inc.	5,853,973
99,636	[1]	Cava Group, Inc.	9,209,355
226,300	[1]	Deckers Outdoor Corp.	25,080,829
5,365		Domino’s Pizza, Inc.	2,630,835
205,068	[1]	DoorDash, Inc.	39,555,567
115,932		eBay, Inc.	7,901,925
344,982	[1]	Five Below, Inc.	26,180,684
28,266	[1]	Lululemon Athletica, Inc.	7,653,585
12,055		McDonald’s Corp.	3,853,381
3,553		Murphy USA, Inc.	1,771,419
138,503	[1]	Norwegian Cruise Line Holdings Ltd.	2,220,203
2,818	[1]	O’Reilly Automotive, Inc.	3,988,034
17,461		Royal Caribbean Cruises Ltd.	3,752,543
245,724	[1]	SharkNinja, Inc.	19,780,782
155,655	[1]	Tesla, Inc.	43,919,615
84,872		TJX Cos., Inc.	10,921,329
		TOTAL	326,313,162
		Consumer Staples—4.8%
28,316		Clorox Co.	4,029,367
70,245		Costco Wholesale Corp.	69,858,652
470,261		Estee Lauder Cos., Inc., Class A	28,196,850
53,265		Kimberly-Clark Corp.	7,019,262
195,918	[1]	Maplebear, Inc.	7,815,169
		TOTAL	116,919,300
		Energy—0.1%
65,706		Weatherford International PLC	2,720,228
		Financials—6.7%
78,035		Ameriprise Financial, Inc.	36,756,046
29,225	[1]	Arch Capital Group Ltd.	2,650,123
38,544		Goldman Sachs Group, Inc.	21,104,767
13,941		Mastercard, Inc.	7,640,505
9,645		Moody’s Corp.	4,370,342
221,134		Morgan Stanley	25,523,286
63,547		Progressive Corp., OH	17,903,732
56,130		Ryan Specialty Group Holdings, Inc.	3,677,076

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
133,176		Visa, Inc., Class A	$ 46,012,308
		TOTAL	165,638,185
		Health Care—8.6%
192,238		AbbVie, Inc.	37,505,634
92,162	[1]	Align Technology, Inc.	15,971,675
6,521	[1]	Alnylam Pharmaceuticals, Inc.	1,716,588
121,300		Amgen, Inc.	35,288,596
40,016		Cardinal Health, Inc.	5,653,861
62,065		Cencora, Inc.	18,164,563
330,858	[1]	Dexcom, Inc.	23,616,644
37,171		Eli Lilly & Co.	33,414,870
79,029	[1]	Illumina, Inc.	6,132,650
81,007	[1]	Incyte Genomics, Inc.	5,075,899
73,532		Merck & Co., Inc.	6,264,926
18,656	[1]	Regeneron Pharmaceuticals, Inc.	11,170,467
23,862	[1]	Vertex Pharmaceuticals, Inc.	12,157,689
		TOTAL	212,134,062
		Industrials—3.9%
131,300		Allison Transmission Holdings, Inc.	12,111,112
16,195		Booz Allen Hamilton Holding Corp.	1,943,724
28,484		Cintas Corp.	6,029,493
15,269		GE Aerospace	3,077,314
9,472		Lockheed Martin Corp.	4,525,248
67,620		Paycom Software, Inc.	15,308,492
14,169		Trane Technologies PLC	5,431,119
425,026		Veralto Corp.	40,759,994
10,710		Verisk Analytics, Inc.	3,174,765
12,515		Waste Management, Inc.	2,920,501
		TOTAL	95,281,762
		Information Technology—46.0%
159,016	[1]	Adobe, Inc.	59,627,820
98,029	[1]	Advanced Micro Devices, Inc.	9,543,123
793,277		Apple, Inc.	168,571,363
64,074		Applied Materials, Inc.	9,656,593
27,553	[1]	AppLovin Corp.	7,420,298
360,735	[1]	Arista Networks, Inc.	29,677,668
28,156	[1]	Atlassian Corp. PLC	6,428,296
23,597	[1]	Autodesk, Inc.	6,471,477
199,368		Broadcom, Inc.	38,372,359
101,842	[1]	Datadog, Inc.	10,404,179
331,233		Dell Technologies, Inc.	30,393,940
36,196	[1]	EPAM Systems, Inc.	5,679,514
574,838	[1]	Fortinet, Inc.	59,645,191
178,090	[1]	GoDaddy, Inc.	33,539,690
11,407	[1]	Guidewire Software, Inc.	2,335,811
96,212		HP, Inc.	2,460,141
3,215	[1]	HubSpot, Inc.	1,965,973
13,130		Intuit, Inc.	8,238,681
21,828		KLA Corp.	15,338,317
119,304		Lam Research Corp.	8,550,518
403,552		Marvell Technology, Inc.	23,555,330
479,672		Microsoft Corp.	189,595,155

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
178,832		NetApp, Inc.	$ 16,050,172
383,703	[1]	Nutanix, Inc.	26,360,396
1,447,885		NVIDIA Corp.	157,703,634
19,067		Oracle Corp.	2,683,108
33,644	[1]	Palantir Technologies, Inc.	3,984,795
211,548	[1]	Palo Alto Networks, Inc.	39,544,668
21,807		Pegasystems, Inc.	2,007,989
108,609	[1]	Pure Storage, Inc.	4,926,504
475,755		Qualcomm, Inc.	70,630,587
82,328		Salesforce, Inc.	22,122,357
20,478	[1]	ServiceNow, Inc.	19,556,695
453,659		Teradyne, Inc.	33,666,034
7,292	[1]	Workday, Inc.	1,786,540
54,866	[1]	Zoom Communications, Inc.	4,254,310
		TOTAL	1,132,749,226
		Materials—1.3%
729,601		Celanese Corp.	32,474,540
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,101,779,490)	2,412,135,555
		INVESTMENT COMPANY—2.1%
51,265,244		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[2] (IDENTIFIED COST $51,265,244)	51,265,244
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $2,153,044,734)	2,463,400,799
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	308,410
		NET ASSETS—100%	$2,463,709,209
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2024	$33,055,652
Purchases at Cost	$468,201,039
Proceeds from Sales	$(449,991,447)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$51,265,244
Shares Held as of 4/30/2025	51,265,244
Dividend Income	$1,664,927

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.